Accounts Receivable Financing Program	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Accounts Receivable Financing Program
5.	ACCOUNTS RECEIVABLE FINANCING PROGRAM

The Company and certain of its subsidiaries participate in accounts receivable sales and related agreements (the “2012 ABS Facility”). Under the 2012 ABS Facility, which replaced the Company’s prior accounts receivable securitization program, the Company and certain of its subsidiaries sell, on a revolving basis, their eligible receivables to a 100% owned, special purpose, bankruptcy remote subsidiary of the Company (the “Receivables Company”) which in turn grants to the administrative agent for the benefit of the lenders a continuing security interest in all of its rights, title and interest in the eligible receivables (as defined by the 2012 ABS Facility). The Company consolidates the Receivables Company and, consequently, the transfer of the receivables is a transaction internal to the Company and the receivables have not been derecognized from the consolidated balance sheets. On a daily basis, cash from accounts receivable collections is remitted to the Company as additional eligible receivables are sold to the Receivables Company. If, on a weekly settlement basis, there are not sufficient eligible receivables available as collateral, the Company is required to either provide cash collateral to cover the shortfall or, in lieu of providing cash collateral to cover the shortfall, it can pay down its borrowings on the 2012 ABS Facility. Due to sufficient eligible receivables available as collateral, no cash collateral was held at March 30, 2013 or December 29, 2012.

The maximum capacity under the 2012 ABS Facility is $800 million. Borrowings under the 2012 ABS Facility were $686 million at March 30, 2013 and December 29, 2012. Included in the Company’s accounts receivable balance as of March 30, 2013 and December 29, 2012 was $925 million and $918 million, respectively, of receivables held as collateral in support of the 2012 ABS Facility. See Note 9 — Debt for a further description of the 2012 ABS Facility.

6.	ACCOUNTS RECEIVABLE SECURITIZATION PROGRAM

The Company and certain of its subsidiaries participate in accounts receivable sales and related agreements (the “2012 ABS Facility”). Under the 2012 ABS Facility, which replaced the Company’s prior accounts receivable securitization program, the Company and certain of its subsidiaries sell, on a revolving basis, their eligible receivables to a 100% owned, special purpose, bankruptcy remote subsidiary of the Company (the “Receivables Company”) which in turn grants to the administrative agent for the benefit of the lenders a continuing security interest in all of its rights, title and interest in the eligible receivables (as defined by the 2012 ABS Facility). The Company consolidates the Receivables Company and, consequently, the transfer of the receivables is a transaction internal to the Company and the receivables have not been derecognized from the consolidated balance sheets. On a daily basis, cash from accounts receivable collections is remitted to the Company as additional eligible receivables are sold to the Receivables Company. If, on a weekly settlement basis, there are not sufficient eligible receivables available as collateral, the Company is required to either provide cash collateral to cover the shortfall or, in lieu of providing cash collateral to cover the shortfall, it can pay down its borrowings on the 2012 ABS Facility. Due to sufficient eligible receivables available as collateral, no cash collateral was held at December 29, 2012 or December 31, 2011.

The maximum capacity under the 2012 ABS Facility is $800 million. Borrowings under the 2012 ABS Facility were $686 million at December 29, 2012. Included in the Company’s accounts receivable balance as of December 29, 2012 was $918 million of receivables held as collateral in support of the 2012 ABS Facility. See Note 11 — Debt for a further description of the 2012 ABS Facility.